Income Taxes, Deferred Taxes and Other Information (FY) (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 AUD ($)
Noncurrent [Abstract]
Accrued leave	$ 397	$ 59
Stock based compensation	360	368
Net operating loss carryforward	45,405	42,363
Other	42	131
Intangibles	1,786	723
R&D credit carryforward	531	531
Total deferred tax assets	48,521	44,175
Less: valuation allowance	(48,521)	(44,175)
Total	0	0
Operating Loss Carryforwards [Abstract]
Increase in valuation allowance	4,300	4,900
Unrecognized Tax Benefits [Abstract]
Uncertain tax positions	0	0
Penalties and Interest Accrued [Abstract]
Interest and penalties accrued on uncertain tax positions	$ 0	$ 0
Earliest Tax Year [Member]
Operating Loss Carryforwards [Abstract]
Net operating loss (NOL) carryforwards, expiration date	Dec. 31, 2024
Latest Tax Year [Member]
Operating Loss Carryforwards [Abstract]
Net operating loss (NOL) carryforwards, expiration date	Dec. 31, 2038
Federal [Member]
Operating Loss Carryforwards [Abstract]
Net operating loss (NOL) carryforwards	$ 198,100
Net operating loss (NOL) carryforwards with expiration date	120,100
Net operating loss (NOL) carryforwards with no expiration date	78,000
State [Member]
Operating Loss Carryforwards [Abstract]
Net operating loss (NOL) carryforwards	$ 53,800
Australian [Member]
Operating Loss Carryforwards [Abstract]
Net operating loss (NOL) carryforwards			$ 0